Income Taxes (Details 1)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
U.S. federal statutory income tax rate	21.00%	34.00%	34.00%	34.00%
Lower rates in PRC, net	(9.00%)	(9.00%)	(9.00%)	(9.00%)
Effects of tax basis differences	(12.00%)	(25.00%)	(25.00%)	(25.00%)
The Company's effective tax rate			0.00%	0.00%